OTHER LONG-TERM LIABILITIES (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Other Liabilities Disclosure [Abstract]
Post-retirement and post-employment benefit liability (Note 18)	$ 1,672	$ 1,590
Asset retirement obligations (Note 20)	43	38
Environmental liabilities (Note 19)	37	36
Lease obligations (Note 21)	29	41
Derivative liabilities (Note 16)	0	3
Other long-term liabilities	42	43
Other long-term liabilities	$ 1,823	$ 1,751